Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current financial assets related to Orange Bank activities	€ 1,259	€ 1,617		€ 1,464
Current assets related to Orange Bank activities	3,095	3,075		3,275
Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Orange Bank activities	1,259	1,617		1,464
Current assets related to Orange Bank activities	3,098	3,075		3,275
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	6,001	5,057	€ 4,960	1,067	€ 1,878
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Tangible and intangible assets	642	632		565
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Tangible and intangible assets	1,736	2,151		2,144
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133	3,133		3,133
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member] | Investments securities, BT Shares [member]
Disclosure of operating segments [line items]
Financial assets		€ 659		€ 814
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Orange Bank activities	1,259
Current assets related to Orange Bank activities	€ 3,098